-----------------------------------
                                                   OMB APPROVAL
                                        -----------------------------------
                                        OMB Number:           3235-0006
                                        Expires:      December 31, 2009
                                        Estimated average burden
                                        hours per response..........22.6
                                        -----------------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment []; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.

                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Soros Fund Management LLC
Address:          888 Seventh Avenue
                  New York, New York  10106

Form 13F File Number:      028-06420

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Jodye M. Anzalotta
Title:            Assistant General Counsel
Phone:            212-320-5531

Signature, Place, and Date of Signing:

/s/ Jodye M. Anzalotta             New York, New York        February 17, 2009
--------------------------      ------------------------    -------------------
       [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                          1
                                                           ------------------

Form 13F Information Table Entry Total:                                   104
                                                           ------------------

Form 13F Information Table Value Total:                            $4,615,526
                                                           ------------------
                                                                  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NO.               FORM 13F FILE NUMBER               NAME
     -------           ------------------------           ------------------

     1.                028-10418                          George Soros

                                                    Soros Fund Management LLC
                                                   Form 13F Information Table
                                                 Quarter ended December 31, 2008

                                                                                      INVESTMENT DISCRETION      VOTING AUTHORITY
                                                   FAIR MARKET     SHARES OR
                         TITLE OF          CUSIP      VALUE       PRINCIPAL   SH/ PUT/      SHARED- SHARED- OTHER
ISSUER                     CLASS           NUMBER (IN THOUSANDS)    AMOUNT    PRN CALL SOLE DEFINED OTHER   MNGRS** SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
AT&T INC                   COM           00206R102    $570            20,000  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------
                           SB NT
AGERE SYS INC              CV 6.5%09     00845VAA8    $80,195     80,801,000  PRN        X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

ALLOS THERAPEUTICS INC     COM           019777101    $3,741         611,353  SH                      X       1             X
----------------------------------------------------------------------------------------------------------------------------------
                           SR NT
AMDOCS LTD                 CV 0.5% 24    02342TAD1    $16,309     16,391,000  PRN        X                    1       X
----------------------------------------------------------------------------------------------------------------------------------
                           SPON ADR
ARACRUZ CELULOSE S A       PFD B         038496204    $12,394      1,098,731  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

ARCH COAL INC              COM           039380100    $78,672      4,829,486  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------
                           SR NT
AUDIOCODES LTD             CV 2%24       050732AB2    $67,074     70,051,000  PRN        X                    1       X
----------------------------------------------------------------------------------------------------------------------------------
                           SR DEB
AVNET INC                  CV 34         053807AL7    $15,910     16,000,000  PRN        X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

BEST BUY INC               COM           086516101    $267,209     9,505,828  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

BIGBAND NETWORKS INC       COM           089750509    $147            26,650  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

BLUEFLY INC                COM           096227301    $3,509       4,860,115  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

BRINKS HOME SEC HLDGS
INC                        COM           109699108    $25,132      1,146,542  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

CBL & ASSOC PPTYS INC      COM           124830100     $831          127,837  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

CME GROUP INC              COM           12572Q105    $1,665           8,000  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

CA INC                     COM           12673P105    $2,535         136,804  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

CADENCE DESIGN SYSTEM
INC                        COM           127387108    $1,464         400,000  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

CIENA CORP                 COM NEW       171779309    $134            20,000  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

CIRRUS LOGIC INC           COM           172755100    $2,966       1,106,666  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------



                                                                                      INVESTMENT DISCRETION      VOTING AUTHORITY
                                                   FAIR MARKET     SHARES OR
                         TITLE OF          CUSIP      VALUE       PRINCIPAL   SH/ PUT/      SHARED- SHARED- OTHER
ISSUER                     CLASS           NUMBER (IN THOUSANDS)    AMOUNT    PRN CALL SOLE DEFINED OTHER   MNGRS** SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
CITI TRENDS INC            COM           17306X102    $13,523        918,671  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

CLEAN ENERGY FUELS CORP    COM           184499101    $340            56,306  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

CONOCOPHILLIPS             COM           20825C104    $177,330     3,423,350  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

CONSOL ENERGY INC          COM           20854P109    $34,502      1,207,193  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------
                           SUB NT
CYMER INC                  CV 3.5%09     232572AE7    $30,455     30,498,000  PRN        X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

DELTA AIR LINES INC DEL    COM NEW       247361702    $5,713         498,500  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

DESARROLLADORA HOMEX       SPONSORED
S A DE CV                  ADR           25030W100    $63,072      2,762,680  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

DIGIRAD CORP               COM           253827109    $275           473,652  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------
                           SR NT
DIGITAL RIV INC            CV 1.25%24    25388BAB0    $109,985   109,985,000  PRN        X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

DISCOVERY COMMUNICATNS
NEW                        COM SER A     25470F104    $927            65,500  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

DISCOVERY COMMUNICATNS
NEW                        COM SER C     25470F302    $877            65,500  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

DONNELLEY R R & SONS CO    COM           257867101    $68,084      5,013,525  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

DR PEPPER SNAPPLE GROUP
INC                        COM           26138E109    $3,761         231,475  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

E M C CORP MASS            COM           268648102    $513            49,000  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

EMULEX CORP                COM NEW       292475209    $2,601         372,666  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

FIDELITY NATL INFORMATION
SVCS                       COM           31620M106    $2,447         150,391  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------
                           SUB NT
FLEXTRONICS INTL LTD       CV 1%10       33938EAL1    $34,952     40,407,000  PRN        X                    1       X
----------------------------------------------------------------------------------------------------------------------------------



                                                                                      INVESTMENT DISCRETION      VOTING AUTHORITY
                                                   FAIR MARKET     SHARES OR
                         TITLE OF          CUSIP      VALUE       PRINCIPAL   SH/ PUT/      SHARED- SHARED- OTHER
ISSUER                     CLASS           NUMBER (IN THOUSANDS)    AMOUNT    PRN CALL SOLE DEFINED OTHER   MNGRS** SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
GENWORTH FINL INC          COM CL A      37247D106    $359           127,000  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS GROUP INC    COM           38141G104    $1,519          18,000  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

GOOGLE INC                 CL A          38259P508    $13,506         43,900  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

HARMONIC INC               COM           413160102    $112            20,000  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

HEINZ H J CO               COM           423074103    $24,440        650,000  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

HESS CORP                  COM           42809H107    $218,733     4,077,802  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

HEWLETT PACKARD CO         COM           428236103    $3,629         100,000  SH   PUT   X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

HOLOGIC INC                COM           436440101    $26,316      2,013,500  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

HOME DEPOT INC             COM           437076102    $23,849      1,036,000  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

HUNT J B TRANS SVCS INC    COM           445658107    $2,010          76,500  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------
                           SR NT
INFORMATICA CORP           CV 3%26       45666QAB8    $14,805     15,765,000  PRN        X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

INTERNET BRANDS INC        COM CLASS A   460608102    $1,846         317,258  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

JETBLUE  AWYS CORP         COM           477143101    $23,992      3,379,177  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

KINROSS GOLD CORP          COM NO PAR    496902404    $184            10,000  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------
                           SUB CV
LSI CORPORATION            NT 4%10       502161AJ1    $181,316   192,250,000  PRN        X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

LATTICE SEMICONDUCTOR
CORP                       COM           518415104    $13,087      8,666,666  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

LENDER PROCESSING SVCS
INC                        COM           52602E102    $2,640          89,630  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------



                                                                                      INVESTMENT DISCRETION      VOTING AUTHORITY
                                                   FAIR MARKET     SHARES OR
                         TITLE OF          CUSIP      VALUE       PRINCIPAL   SH/ PUT/      SHARED- SHARED- OTHER
ISSUER                     CLASS           NUMBER (IN THOUSANDS)    AMOUNT    PRN CALL SOLE DEFINED OTHER   MNGRS** SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
                           SR CV
LINEAR TECHNOLOGY CORP     3.125%27      535678AD8    $171,942   186,893,000  PRN        X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

LORILLARD INC              COM           544147101    $2,426          43,055  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

LOWES COS INC              COM           548661107    $23,650      1,099,000  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------
                           SR NT
MACROVISION CORP           CV2.625%11    555904AB7    $84,958    110,249,000  PRN        X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

MACROVISION SOLUTIONS
CORP                       COM           55611C108    $2                 171  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

MACYS INC                  COM           55616P104    $5,910         571,000  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

MAP PHARMACEUTICALS
INC                        COM           56509R108    $28,452      4,076,169  SH                      X       1             X
----------------------------------------------------------------------------------------------------------------------------------

MASTERCARD INC             CL A          57636Q104    $1,001           7,000  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------
                           SB NT
MCDATA CORP                CV 2.25%10    580031AD4    $84,897     92,911,000  PRN        X                    1       X
----------------------------------------------------------------------------------------------------------------------------------
                           SPONSORED
MECHEL OAO                 ADR           583840103    $11,182      2,795,500  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

MERCURY COMPUTER SYS       COM           589378108    $6,027         955,172  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------
                           SR NT
MERCURY COMPUTER SYS       CV 2%24       589378AB4    $118,342   119,688,000  PRN        X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH & CO INC     COM           590188108    $269,759    23,175,146  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

MICROSOFT CORP             COM           594918104    $3,520         181,050  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

MYLAN INC                  COM           628530107    $99             10,000  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

NII HLDGS INC              CL B NEW      62913F201    $2,182         120,000  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

OMNICOM GROUP INC          LYON ZERO 31  681919AK2    $95,645     96,000,000  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------



                                                                                      INVESTMENT DISCRETION      VOTING AUTHORITY
                                                   FAIR MARKET     SHARES OR
                         TITLE OF          CUSIP      VALUE       PRINCIPAL   SH/ PUT/      SHARED- SHARED- OTHER
ISSUER                     CLASS           NUMBER (IN THOUSANDS)    AMOUNT    PRN CALL SOLE DEFINED OTHER   MNGRS** SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
PAETEC HOLDING CORP        COM           695459107    $72             50,000  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

PETROLEO BRASILEIRO SA     SPONSORED
PETROBR                    ADR           71654V408    $901,206    36,798,937  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

PETROLEO BRASILEIRO SA     SPONSORED
PETRO                      ADR           71654V408    $18,368        750,000  SH   CALL  X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

POTASH CORP SASK INC       COM           73755L107    $433,936     5,926,466  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------
                           PSHS ULTSHT
PROSHARES TR               FINL          74347R628    $7,262          70,500  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------
                           PSHS
PROSHARES TR               ULSHRUS2000   74347R834    $333             5,250  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------
                           SB NT
RF MICRODEVICES INC        CV 1.5%10     749941AE0    $155,808   188,288,000  PRN        X                    1       X
----------------------------------------------------------------------------------------------------------------------------------
                           SUB NT
RF MICRODEVICES INC        CV0.75%12     749941AG5    $88,599    169,567,000  PRN        X                    1       X
----------------------------------------------------------------------------------------------------------------------------------
                           SUB NT
RF MICRODEVICES INC        CV 1%14       749941AJ9    $7,757      22,815,000  PRN        X                    1       X
----------------------------------------------------------------------------------------------------------------------------------
                           SR DEB
RED HAT INC                CV 0.5%24     756577AB8    $85,284     85,335,000  PRN        X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

REPLIDYNE INC              COM           76028W107    $1,384       1,487,808  SH                      X       1             X
----------------------------------------------------------------------------------------------------------------------------------

SPDR GOLD TRUST            GOLD SHS      78463V107    $303             3,500  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

SCHLUMBERGER LTD           COM           806857108    $72,174      1,705,028  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------
                           NOTE
SKYWORKS SOLUTIONS INC     1.250% 3/0    83088MAF9    $16,489     17,648,000  PRN        X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

SOLERA HOLDINGS INC        COM           83421A104    $600            24,900  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

SPRINT NEXTEL CORP         COM SER 1     852061100    $146            80,000  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

SYMANTEC CORP              COM           871503108    $2,163         160,000  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------



                                                                                      INVESTMENT DISCRETION      VOTING AUTHORITY
                                                   FAIR MARKET     SHARES OR
                         TITLE OF          CUSIP      VALUE       PRINCIPAL   SH/ PUT/      SHARED- SHARED- OTHER
ISSUER                     CLASS           NUMBER (IN THOUSANDS)    AMOUNT    PRN CALL SOLE DEFINED OTHER   MNGRS** SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
                           CONT SB
SYMMETRICOM INC            NT CV 25      871543AB0    $37,086     46,410,000  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

TW TELECOM INC             COM           87311L104    $127            15,000  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------
                           SR DB
TECH DATA CORP             CV 2.75%26    878237AE6    $56,740     75,123,000  PRN        X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

TERADATA CORP DEL          COM           88076W103    $2,187         147,500  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

TEXAS INSTRS INC           COM           882508104    $1,979         127,500  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

TIME WARNER CABLE INC      CL A          88732J108    $294            13,695  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

UNIBANCO-UNIAO DE BANCOS
BRASL                      ADR           90458E107    $4,992          77,250  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

UNION PAC CORP             COM           907818108    $81,774      1,710,763  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

VERIZON COMMUNICATIONS
INC                        COM           92343V104    $339            10,000  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

WAL MART STORES INC        COM           931142103    $26,348        470,000  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

WIND RIVER SYSTEMS INC     COM           973149107    $1,505         166,666  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

YAHOO INC                  COM           984332106    $1,596         130,800  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

AMDOCS LTD                 ORD           G02602103    $1,738          95,000  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

COVIDIEN LTD               COM           G2552X108    $3,044          84,000  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

GREENLIGHT CAPITAL RE
LTD                        CLASS A       G4095J109    $130            10,000  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

RADWARE LTD                ORD           M81873107    $249            46,265  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------

GLOBAL SHIP LEASE INC
NEW                        SHS A         Y27183105    $10,725      3,750,000  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------



                                                                                      INVESTMENT DISCRETION      VOTING AUTHORITY
                                                   FAIR MARKET     SHARES OR
                         TITLE OF          CUSIP      VALUE       PRINCIPAL   SH/ PUT/      SHARED- SHARED- OTHER
ISSUER                     CLASS           NUMBER (IN THOUSANDS)    AMOUNT    PRN CALL SOLE DEFINED OTHER   MNGRS** SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL SHIP LEASE INC      *W EXP
NEW                        08/24/2010    Y27183113    $638         3,750,000  SH         X                    1       X
----------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                               $4,615,526
(in thousands)


The following investment managers that are required to file a report pursuant to
Section 13 (f) of the Securities and Exchange Act of 1934 ("Section 13 (f)") exercise investment discretion with respect to certain securities held in accounts for which Soros Fund Management LLC ("SFM LLC") acts as principal investment manager, and certain limited partnerships in which such accounts are directly or indirectly partners, and such managers will report such positions on their reports:


         028-06437       Atlantic Investment Management, Inc.
         028-05875       Blavin & Company, Inc.
         028-12212       Discovery Capital Management, LLC
         028-11106       EAC Management LP
         028-11486       Horseman Capital Management Ltd.
         028-12186       Lloyd George Management (BVI) Ltd.
         028-06256       Martin Currie Investment Management Ltd.
         028-10804       RR Partners LP
         028-05395       Select Equity Group, Inc.
         028-05369       Sirios Capital Management, L.P.



** Certain securities reported herein are managed by investment managers that are not required to file a report pursuant to Section 13(f). The inclusion of such securities herein shall not be deemed an admission that George Soros or SFM LLC has investment discretion or voting authority over such securities.